Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The table below is a summary of the Company’s gold and silver sales (dollars in thousands):

	Three Months Ended March 31,
	2021		2020
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$17,541	9,830	$10,348	6,560
Silver sales	1,495	57,236	798	49,373
Total	$19,036		$11,146
While the Company is not obligated to sell any of its gold and silver to one customer, the majority of gold and silver sales during both of the three months ended March 31, 2021 and 2020 were to the same customer. For the three months ended March 31, 2021 and 2020, approximately 96.5% and 96.6%, respectively, of revenue was attributable to sales to one customer.	Revenues
The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Year Ended December 31,
	2020		2019
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$44,279	24,892	$12,803	8,593
Silver sales	2,765	136,238	906	52,036
Total	$47,044		$13,709
Following the 2019 restart of the Hycroft Mine, the Company began recording revenue from gold and silver sales during the third quarter of 2019. While the Company is not obligated to sell any of its gold and silver to one customer, the majority of gold and silver sales during both 2019 and 2020 were to the same customer. For the years ended December 31, 2020 and 2019, approximately 79.1% and 100.0%, respectively, of revenue was attributable to sales to one customer.